Commitments and Contingencies (Details) - Schedule of future minimum lease payments $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of future minimum lease payments [Abstract]
2022	$ 1,644
2023	2,162
2024	2,286
2025	2,358
2026	2,430
Thereafter	13,936
Total future minimum lease payments	$ 24,816